                             [OPTIMUM Q FUNDS LOGO]

                               Semi-Annual Report
                                January 31, 2003

                         Optimum Q - All Cap Core Fund
                        Optimum Q - Balanced Growth Fund
                     Optimum Q - Capital Conservation Fund

                               TABLE OF CONTENTS

Letter From the Manager
Schedule of Investments
  All Cap Core Fund........    1
  Balanced Growth Fund.....    5
  Capital Conservation
    Fund...................   11
Statement of Assets and
  Liabilities..............   15
Statement of Operations....   16
Statement of Changes in
  Net Assets...............   17
Financial Highlights.......   20
Notes to Financial
  Statements...............   21

Letter to Shareholders
January, 2003

Dear Shareholder,

We are pleased to offer the Optimum Q Funds' initial semi-annual report. This report includes a detailed summary of the Funds' operating results and portfolio holdings.

The first few months of the Funds' existence have been a tumultuous period. We have experienced an economy that is struggling to regain its footing, wild swings in equity market valuations, and a cloudy and volatile geopolitical atmosphere. The timing and magnitude of an economic recovery are uncertain, particularly when faced with what appears to be an increasing likelihood of military conflict and a continuing overhang of further terrorist activity.

Nonetheless, our strategy through these difficult times will not vary. We remain convinced that our disciplined, highly diversified approach to investing is the best way to achieve the Funds' objectives.

We appreciate your support and look forward to a brighter future together. As always, please feel free to contact us with any comments or questions. Best wishes for a happy and healthy New Year.

Sincerely,

R. Schorr Berman

R. Schorr Berman
President & Chief Investment Officer
MDT Advisers

    The Optimum Q'TM' Funds are distributed by Quasar Distributions, LLC. 4/03

OPTIMUM Q'TM' FUNDS -- ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----
           COMMON STOCKS                                   98.47%
-------------------------------------------------------------------------------
           BANKING                            12.65%
  10,300   Bank of America Corporation                              $   721,515
   7,550   Regions Financial Corporation                                247,489
  10,000   SunTrust Banks, Inc.                                         566,500
  22,600   U.S. Bancorp                                                 476,860
                                                                    -----------
                                                                      2,012,364
-------------------------------------------------------------------------------
           BIOTECHNOLOGY                       0.32%
   1,100   Cephalon, Inc.*                                               51,183
-------------------------------------------------------------------------------
           BUILDING & HOUSING                  3.35%
   2,700   Centex Corporation                                           142,884
   1,600   KB HOME                                                       71,536
   1,050   M.D.C. Holdings, Inc.                                         41,475
     550   M/I Schottenstein Homes, Inc.                                 14,795
     300   NVR, Inc.*                                                    99,750
   2,400   Pulte Homes, Inc.                                            119,952
   1,050   The Ryland Group, Inc.                                        41,622
                                                                    -----------
                                                                        532,014
-------------------------------------------------------------------------------
           COMMUNICATIONS EQUIPMENT            1.36%
   1,900   L-3 Communications Holdings, Inc.*                            85,063
   3,500   QUALCOMM Inc.*                                               131,810
                                                                    -----------
                                                                        216,873
-------------------------------------------------------------------------------
           COMMUNICATIONS MEDIA                0.51%
   2,100   Viacom Inc. -- Class B*                                       80,955
-------------------------------------------------------------------------------
           COMPUTER PERIPHERALS                2.43%
   1,400   Imation Corp.*                                                50,036
   5,500   Lexmark International, Inc.*                                 335,997
                                                                    -----------
                                                                        386,033
-------------------------------------------------------------------------------
           CONSUMER PRODUCTS                   7.89%
  10,150   Johnson & Johnson                                            544,141
   8,300   The Proctor & Gamble Company                                 710,231
                                                                    -----------
                                                                      1,254,372
-------------------------------------------------------------------------------
           CONSUMER SERVICES                   0.95%
   4,000   H&R Block, Inc.                                              151,560
-------------------------------------------------------------------------------
           DIVERSIFIED                         3.76%
   4,800   3M Co.                                                       597,840
-------------------------------------------------------------------------------
           DRUGS                               7.86%
  10,900   Forest Laboratories, Inc.*                                   564,075
  12,400   Merck & Co. Inc.                                             686,836
                                                                    -----------
                                                                      1,250,911
                                                                    -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----
           COMMON STOCKS -- (CONTINUED)                    98.47%
-------------------------------------------------------------------------------
           EDUCATION                           3.04%
   7,600   Apollo Group, Inc. -- Class A*                           $   337,896
   1,800   Career Education Corporation*                                 84,420
   1,700   Corinthian Colleges, Inc.*                                    61,965
                                                                    -----------
                                                                        484,281
-------------------------------------------------------------------------------
           FINANCIAL SERVICES                  7.47%
   8,550   Citigroup Inc.                                               293,949
  10,400   Fannie Mae                                                   672,880
   3,950   Freddie Mac                                                  221,121
                                                                    -----------
                                                                      1,187,950
-------------------------------------------------------------------------------
           FOOD & BEVERAGES                    1.84%
   6,500   General Mills, Inc.                                          292,045
-------------------------------------------------------------------------------
           HEALTHCARE SERVICES & SUPPLIES      4.57%
     250   Biosite Incorporated*                                          8,938
   2,700   Express Scripts, Inc.*                                       149,985
   1,550   LifePoint Hospitals, Inc.*                                    39,835
   6,000   UnitedHealth Group Incorporated                              527,400
                                                                    -----------
                                                                        726,158
-------------------------------------------------------------------------------
           INSURANCE                           9.24%
  17,650   The Allstate Corporation                                     621,103
   2,600   The Chubb Corporation                                        139,672
     700   LandAmerica Financial Group, Inc.                             27,265
   3,550   MGIC Investment Corporation                                  153,111
   4,750   Old Republic International Corporation                       128,915
     850   Protective Life Corporation                                   23,061
   5,000   SAFECO Corporation                                           179,250
     650   Stewart Information Services Corporation*                     14,313
   4,700   Torchmark Corporation                                        168,730
     950   UICI*                                                         14,773
                                                                    -----------
                                                                      1,470,193
-------------------------------------------------------------------------------
           OIL & GAS                           8.36%
   4,100   ChevronTexaco Corporation                                    264,040
   5,600   Exxon Mobil Corporation                                      191,240
   1,900   Forest Oil Corporation*                                       45,600
   1,100   The Houston Exploration Company*                              32,615
   4,500   Kerr-McGee Corporation                                       187,965
  16,200   Occidental Petroleum Corporation                             473,202
   1,200   Stone Energy Corporation*                                     40,812
   3,000   Sunoco, Inc.                                                  93,960
                                                                    -----------
                                                                      1,329,434
                                                                    -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----
           COMMON STOCKS -- (CONTINUED)                    98.47%
-------------------------------------------------------------------------------
           RESTAURANTS                         0.40%
   2,000   CBRL Group, Inc.                                         $    63,800
           RETAIL                              7.58%
   4,150   AutoZone, Inc.*                                              272,696
  11,500   Bed Bath & Beyond Inc.*                                      385,595
     550   Chico's FAS, Inc.*                                            10,016
   1,100   The Neiman Marcus Group, Inc. -- Class A*                     31,097
   7,550   Safeway Inc.*                                                178,935
  12,400   Sears, Roebuck and Co.                                       327,980
                                                                    -----------
                                                                      1,206,319
-------------------------------------------------------------------------------
           SAVINGS & LOANS                     3.93%
   2,850   Astoria Financial Corporation                                 73,957
   1,800   Commercial Federal Corporation                                42,030
   6,100   Golden West Financial Corporation                            448,533
   2,500   Washington Federal, Inc.                                      61,000
                                                                    -----------
                                                                        625,520
-------------------------------------------------------------------------------
           SOFTWARE                            2.42%
   1,300   Cerner Corporation*                                           47,930
   7,100   Microsoft Corporation                                        336,966
                                                                    -----------
                                                                        384,896
-------------------------------------------------------------------------------
           TIRE & RUBBER                       0.07%
     300   Bandag, Incorporated                                          11,142
-------------------------------------------------------------------------------
           UTILITY -- ELECTRIC                 5.55%
   1,100   Dominion Resources, Inc.                                      59,609
   6,500   Entergy Corporation                                          288,925
   5,400   Exelon Corporation                                           275,022
   3,050   FPL Group, Inc.                                              178,089
   3,350   Wisconsin Energy Corporation                                  81,238
                                                                    -----------
                                                                        882,883
-------------------------------------------------------------------------------
           UTILITY -- GAS                      0.35%
   1,750   Nicor Inc.                                                    55,038
-------------------------------------------------------------------------------
           UTILITY -- TELEPHONE                2.57%
  16,750   SBC Communications, Inc.                                     409,370
                                                                    -----------
           TOTAL COMMON STOCKS
           (COST $16,090,065)                                        15,663,134
                                                                    -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                 VALUE
 ------                                                                 -----
            SHORT-TERM INVESTMENTS                           1.84%
-------------------------------------------------------------------------------
            MONEY MARKET MUTUAL FUNDS          1.84%
$291,959    SEI Daily Income Trust Government Fund --
            Class B                                                  $   291,959
                                                                     -----------
            TOTAL SHORT-TERM INVESTMENTS
             (COST $291,959)                                             291,959
                                                                     -----------
            TOTAL INVESTMENT IN SECURITIES
             (COST $16,382,024)                            100.31%    15,955,093
                                                                     -----------
            LIABILITIES, LESS OTHER ASSETS                  (0.31%)      (48,519)
                                                                     -----------
            NET ASSETS                                     100.00%   $15,906,574
                                                                     -----------
                                                                     -----------

* Non-income producing security.

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS                                  65.73%
-------------------------------------------------------------------------------
             BANKING                           6.48%
    10,650   Bank of America Corporation                             $   746,032
     7,800   Regions Financial Corporation                               255,684
    10,400   SunTrust Banks, Inc.                                        589,160
    23,400   U.S. Bancorp                                                493,740
                                                                     -----------
                                                                       2,084,616
-------------------------------------------------------------------------------
             BIOTECHNOLOGY                     0.17%
     1,150   Cephalon, Inc.*                                              53,509
-------------------------------------------------------------------------------
             BUILDING & HOUSING                1.69%
     2,750   Centex Corporation                                          145,530
     1,650   KB HOME                                                      73,772
     1,100   M.D.C. Holdings, Inc.                                        43,450
       550   M/I Schottenstein Homes, Inc.                                14,795
       300   NVR, Inc.*                                                   99,750
     2,500   Pulte Homes, Inc.                                           124,950
     1,050   The Ryland Group, Inc.                                       41,622
                                                                     -----------
                                                                         543,869
-------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT          0.54%
     3,900   L-3 Communications Holdings, Inc.*                          174,603
-------------------------------------------------------------------------------
             COMMUNICATIONS MEDIA              0.41%
     3,400   Viacom Inc. -- Class B*                                     131,070
-------------------------------------------------------------------------------
             COMPUTER PERIPHERALS              1.27%
     1,500   Imation Corp.*                                               53,610
     5,850   Lexmark International, Inc.*                                354,159
                                                                     -----------
                                                                         407,769
-------------------------------------------------------------------------------
             CONSUMER PRODUCTS                 3.93%
     9,600   Johnson & Johnson                                           514,656
     8,750   The Proctor & Gamble Company                                748,738
                                                                     -----------
                                                                       1,263,394
-------------------------------------------------------------------------------
             CONSUMER SERVICES                 0.47%
     4,000   H&R Block, Inc.                                             151,560
-------------------------------------------------------------------------------
             DIVERSIFIED                       1.91%
     4,950   3M Co.                                                      616,523
-------------------------------------------------------------------------------
             DRUGS                             4.18%
    12,300   Forest Laboratories, Inc.*                                  636,525
    12,800   Merck & Co. Inc.                                            708,992
                                                                     -----------
                                                                       1,345,517
                                                                     -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS -- (CONTINUED)                   65.73%
-------------------------------------------------------------------------------
             EDUCATION                         1.54%
     7,750   Apollo Group, Inc. -- Class A*                          $   344,565
     1,850   Career Education Corporation*                                86,765
     1,750   Corinthian Colleges, Inc.*                                   63,787
                                                                     -----------
                                                                         495,117
-------------------------------------------------------------------------------
             FINANCIAL SERVICES                3.89%
    10,050   Citigroup Inc.                                              345,519
    10,950   Fannie Mae                                                  708,465
     3,550   Freddie Mac                                                 198,729
                                                                     -----------
                                                                       1,252,713
-------------------------------------------------------------------------------
             FOOD & BEVERAGES                  1.00%
     7,200   General Mills, Inc.                                         323,496
-------------------------------------------------------------------------------
             INSURANCE                         4.92%
    18,750   The Allstate Corporation                                    659,812
     3,000   The Chubb Corporation                                       161,160
       750   LandAmerica Financial Group, Inc.                            29,213
     4,150   MGIC Investment Corporation                                 178,990
     4,900   Old Republic International Corporation                      132,986
     1,100   Protective Life Corporation                                  29,843
     5,200   SAFECO Corporation                                          186,420
       650   Stewart Information Services Corporation*                    14,313
     4,850   Torchmark Corporation                                       174,115
     1,150   UICI*                                                        17,883
                                                                     -----------
                                                                       1,584,735
-------------------------------------------------------------------------------
             HEALTHCARE SERVICES & SUPPLIES    2.36%
       250   Biosite Incorporated*                                         8,938
     2,800   Express Scripts, Inc.*                                      155,540
     1,600   LifePoint Hospitals, Inc.*                                   41,120
     6,300   UnitedHealth Group Incorporated                             553,770
                                                                     -----------
                                                                         759,368
-------------------------------------------------------------------------------
             OIL & GAS                         3.92%
     3,800   ChevronTexaco Corporation                                   244,720
     2,800   Exxon Mobil Corporation                                      95,620
     2,000   Forest Oil Corporation*                                      48,000
     1,100   The Houston Exploration Company*                             32,615
     4,700   Kerr-McGee Corporation                                      196,319
    17,350   Occidental Petroleum Corporation                            506,794
     1,200   Stone Energy Corporation*                                    40,812
     3,100   Sunoco, Inc.                                                 97,092
                                                                     -----------
                                                                       1,261,972
                                                                     -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS -- (CONTINUED)                   65.73%
-------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS    15.32%
    14,500   Archstone-Smith Trust                                   $   321,900
     6,200   Boston Properties, Inc.                                     222,580
    17,600   Brookfield Properties Corporation(1)                        320,496
    12,800   Duke Realty Corporation                                     320,640
    13,500   Equity Residential                                          329,940
     6,400   General Growth Properties, Inc.                             316,800
     6,600   Health Care Property Investors, Inc.                        243,144
     7,000   Hospitality Properties Trust                                226,800
     2,800   iStar Financial Inc.                                         78,372
    10,500   Kimco Realty Corporation                                    329,700
    10,300   Liberty Property Trust                                      308,897
    11,000   The Mills Corp.                                             308,000
     7,900   Plum Creek Timber Company, Inc.                             172,378
    13,000   ProLogis                                                    323,050
     5,000   Public Storage, Inc.                                        154,750
     9,300   Realty Income Corporation                                   315,084
    20,900   United Dominion Realty Trust, Inc.                          334,191
     8,800   Vornado Realty Trust                                        303,600
                                                                     -----------
                                                                       4,930,322
-------------------------------------------------------------------------------
             RESTAURANTS                       0.21%
     2,100   CBRL Group, Inc.                                             66,990
-------------------------------------------------------------------------------
             RETAIL                            3.93%
     4,550   AutoZone, Inc.*                                             298,980
    11,900   Bed Bath & Beyond Inc.*                                     399,007
       450   Chico's FAS, Inc.*                                            8,194
     1,200   The Neiman Marcus Group, Inc. -- Class A*                    33,924
     7,800   Safeway Inc.*                                               184,860
    12,850   Sears, Roebuck and Co.                                      339,883
                                                                     -----------
                                                                       1,264,848
-------------------------------------------------------------------------------
             TIRE & RUBBER                     0.03%
       300   Bandag, Incorporated                                         11,142
-------------------------------------------------------------------------------
             SAVINGS & LOANS                   2.01%
     2,950   Astoria Financial Corporation                                76,552
     1,850   Commercial Federal Corporation                               43,197
     6,300   Golden West Financial Corporation                           463,239
     2,600   Washington Federal, Inc.                                     63,440
                                                                     -----------
                                                                         646,428
                                                                     -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS -- (CONTINUED)                   65.73%
-------------------------------------------------------------------------------
             SOFTWARE                          1.19%
     1,350   Cerner Corporation*                                     $    49,773
     7,000   Microsoft Corporation                                       332,220
                                                                     -----------
                                                                         381,993
--------------------------------------------------------------------------------
             UTILITY -- ELECTRIC               2.86%
     2,200   Dominion Resources, Inc.                                    119,218
     6,750   Entergy Corporation                                         300,037
     5,000   Exelon Corporation                                          254,650
     3,150   FPL Group, Inc.                                             183,928
     2,600   Wisconsin Energy Corporation                                 63,050
                                                                     -----------
                                                                         920,883
--------------------------------------------------------------------------------
             UTILITY -- GAS                    0.18%
     1,800   Nicor Inc.                                                   56,610
--------------------------------------------------------------------------------
             UTILITY -- TELEPHONE              1.32%
    17,350   SBC Communications, Inc.                                    424,034
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (COST $21,683,871)                                       21,153,081
--------------------------------------------------------------------------------
             EXCHANGE TRADED FUNDS                           9.32%
    31,650   iShares MSCI EAFE Index Fund(2)                           2,998,838
                                                                     -----------
             TOTAL EXCHANGE TRADED FUNDS
             (COST $3,200,360)                                         2,998,838
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT
  ------
             NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES
--------------------------------------------------------------------------------
                                                           3.91%
$   25,122   Bear Stearns Mortgage Securities, Inc.
             Mortgage Variable Rate Pass-Thru
             Certificates, Series 1997-6, Class 1-A,
             6.7397%, Due 3/25/31                                         26,348
   358,728   Countrywide Home Loans, Inc. Mortgage Pass
             Thru Certificates, Series 1998-17, Class
             A-1, 6.50%, Due 11/25/13                                    368,129
   500,000   Discover Card Master Trust I Asset-Backed
             Certificates, Series 1998-6, Class A,
             5.85%, Due 1/17/06                                          510,362
    98,017   Residential Accredit Loans, Inc. Mortgage
             Asset-Backed Pass-Thru Certificates, Series
             1997-QS9, Class A-8, 7.25%, Due 9/25/27                     100,179

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             NON-AGENCY MORTGAGE & ASSET
             BACKED SECURITIES -- (CONTINUED)                3.91%
-------------------------------------------------------------------------------
$  250,000   Residential Asset Securities Corporation
             Home Equity Mortgage Asset-Backed Pass-Thru
             Certificates, Series 2002-KS8, Class A-2,
             3.04%, Due 5/25/23                                      $   252,069
                                                                     -----------
             TOTAL NON-AGENCY MORTGAGE & ASSET BACKED
             SECURITIES -- (COST $1,255,549)                           1,257,087
-------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT & AGENCY ISSUES       15.56%
             FHLMC Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   180,004   Series 2366, Class VG, 6.00%, Due 6/15/11                   192,835
   249,646   Series 1870, Class VB, 6.50%, Due 4/15/07                   255,086
    36,000   Series 1643, Class PJ, 6.50%, Due 10/15/23                   39,513
   175,000   Series 1468, Class M, 7.00%, Due 1/15/10                    184,735
    92,709   Series 1311, Class K, 7.00%, Due 7/15/22                     97,536
             FNMA Guaranteed Mortgage Pass-Thru
             Certificates:
   162,230   Pool #408761, 7.00%, Due 12/1/12                            173,160
   241,702   Pool #512255, 7.50%, Due 9/1/14                             258,780
   396,362   Pool #609554, 7.50%, Due 10/1/16                            424,272
             FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   226,485   Series 1993-137, Class PH, 6.55%,
             Due 12/25/21                                                230,311
   143,518   Series 1992-182, Class PZ, 7.00%, Due
             2/25/20                                                     145,453
   118,355   Series 1992-188, Class PZ, 7.50%, Due
             10/25/22                                                    128,906
   198,536   Series 2001-37, Class GA, 8.00%, Due
             7/25/16                                                     215,256
   430,002   Series G92-44, Class ZQ, 8.00%, Due 7/25/22                 475,297
             GNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   200,000   Series 1998-11, Class VB, 6.50%, Due
             2/20/11                                                     208,472
   115,000   Series 1999-29, Class PB, 7.25%, Due
             7/16/28                                                     124,283
   209,566   Series 2000-26, Class Z, 7.75%, Due 9/20/30                 223,923
 1,000,000   United States Treasury Note, 2.25%, Due
             7/31/04                                                   1,011,485
   572,155   United States Treasury Inflation Index
             Note, 3.375%, Due 1/15/07                                   620,074
                                                                     -----------
             TOTAL UNITED STATES GOVERNMENT & AGENCY
             ISSUES (COST $5,001,639)                                  5,009,377
                                                                     -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

  SHARES                                                                VALUE
  ------                                                                -----
             SHORT-TERM INVESTMENTS                          7.13%
-------------------------------------------------------------------------------
             MONEY MARKET MUTUAL FUNDS         7.13%
 2,295,322   SEI Daily Income Trust Government Fund --
             Class B                                                 $ 2,295,322
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $2,295,322)                                         2,295,322
                                                                     -----------
             TOTAL INVESTMENTS                             101.65%
             (COST $33,436,741)                                       32,713,705
             LIABILITIES LESS OTHER ASSETS                  (1.65%)     (530,779)
                                                                     -----------
             NET ASSETS                                    100.00%   $32,182,926
                                                                     -----------
                                                                     -----------

* Non-income producing security.

(1) Foreign security.

(2) Underlying securities are stocks of foreign companies.

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             CERTIFICATES OF DEPOSIT                         0.25%
$  100,000   Southern Financial Bank, 4.50%, Due 2/27/04             $   102,029
                                                                     -----------
             TOTAL CERTIFICATES OF DEPOSIT
             (COST $102,359)                                             102,029
--------------------------------------------------------------------------------
             NON-AGENCY MORTGAGE &
             ASSET BACKED SECURITIES                        17.72%
--------------------------------------------------------------------------------
   100,000   ANRC Auto Owner Trust Asset-Backed
             Certificates, Series 2001-A, Class A4,
             4.32%, Due 6/16/08                                          103,919
    16,282   CMC Securities Corporation III
             Collateralized Mortgage Obligation,
             Series 1998-1, Class 2A, 6.50%, Due
             4/25/13                                                      16,750
   425,000   Capital One Auto Finance Trust Asset-Backed
             Certificates, Series 2001-A, Class A3,
             4.83%, Due 9/15/05                                          433,559
   225,000   Chase Manhattan Auto Owner Trust Asset-
             Backed Certificates, Series 2001-A,
             Class A4, 5.07%, Due 2/15/08                                237,371
             Citibank Credit Card Master Trust I Credit
             Card Participation Certificates:
   500,000   Series 1999-1, Class A, 5.50%, Due 2/15/06                  520,673
 1,000,000   Series 1998-3, Class A, 5.80%, Due 2/7/05                 1,000,625
             Daimler Chrysler Auto Trust Asset-Backed
             Notes, Series 2001-A:
   500,000   Class A-3, 5.16%, Due 1/6/05                                507,036
   650,000   Class A-4, 5.40%, Due 3/6/06                                682,629
   500,000   Discover Card Master Trust I Asset-Backed
             Certificates, Series 1998-6, Class A,
             5.85%, Due 1/17/06                                          510,362
             Ford Credit Auto Owner Trust Asset-Backed
             Notes:
   710,000   Series 2002-A, Class A-4A, 4.36%,
             Due 9/15/06                                                 741,350
    47,137   Series 2000-E, Class A4, 6.74%, Due 6/15/04                  47,797
   115,000   Series 2000-E, Class A5, 6.77%, Due
             10/15/04                                                    119,322
             Nissan Auto Receivables Owner Trust Asset-
             Backed Asset-Backed Notes:
   135,946   Series 2001-C, Class A2, 3.77%, Due 2/17/04                 136,232
   208,661   Series 2000-C, Class A3, 6.72%, Due 8/16/04                 211,126

                     See notes to the financial statements.

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             NON-AGENCY MORTGAGE &
             ASSET BACKED SECURITIES -- (CONTINUED)         17.72%
--------------------------------------------------------------------------------
$  750,000   Residential Asset Securities Corporation
             Home Equity Mortgage Asset-Backed Pass-Thru
             Certificates, Series 2002-KS8, Class A-2,
             3.04%, Due 5/25/23                                      $   756,207
 1,000,000   Sears Credit Account Master Trust II
             Certificates, Series 1999-1, Class A,
             5.65%, Due 3/17/09                                        1,046,093
   148,710   Toyota Auto Receivables Owner Trust Asset-
             Backed Certificates, Series 2001-C,
             Class A2, 3.77%, Due 7/15/04                                148,996
                                                                     -----------
             TOTAL NON-AGENCY MORTGAGE & ASSET BACKED
             SECURITIES
             (COST $7,209,504)                                         7,220,047
--------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT & AGENCY ISSUES       71.16%
--------------------------------------------------------------------------------
             Federal Home Loan Bank:
   500,000   Callable 2/7/03, 3.22%, Due 2/7/05                          500,100
 1,000,000   Callable 2/12/03, 3.53%, Due 8/12/05                      1,000,413
   300,000   Callable 4/8/03, 4.025%, Due 10/7/05                        301,122
    20,000   Callable 8/28/03, 4.75%, Due 8/28/06                         20,363
             FHLMC Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
    56,911   Series 141, Class D, 5.00%, Due 5/15/21                      57,202
   198,061   Series 1624, Class KZ, 6.00%, Due 12/15/08                  214,235
   217,303   Series 1545, Class H, 6.00%, Due 6/15/23                    218,976
   796,198   Series 8, Class J, 6.50%, Due 8/25/22                       820,104
   487,191   Series 1643, Class E, 6.50%, Due 5/15/23                    510,887
   590,000   Series 2421, Class PC, 6.50%, Due 6/15/26                   613,136
 1,000,000   Series 1652, Class PJ, 6.60%, Due 8/15/22                 1,034,682
    16,303   Series 1096, Class E, 7.00%, Due 6/15/21                     16,750
   450,000   Series 1434, Class J, 7.00%, Due 5/15/22                    464,398
    45,537   Series 1481, Class K, 7.25%, Due 6/15/22                     46,457
    65,689   Series 12, Class A, 9.25%, Due 11/15/19                      69,396
    55,646   FHLMC Guaranteed Real Estate Mortgage
             Investment Conduit Variable Rate Pass-Thru
             Certificates, Series 1414, Class F, 2.56%,
             Due 11/15/07                                                 55,944
             FHLMC Notes:
   500,000   Callable 5/13/03, 2.625%, Due 5/13/05                       501,341
 1,000,000   Callable 5/14/03, 2.80%, Due 11/14/05                     1,002,252
   200,000   Callable 10/21/03, 2.85%, Due 10/21/05                      201,323
 1,000,000   Callable 8/28/03, 2.875%, Due 2/28/05                     1,008,084
 1,000,000   Callable 8/22/03, 3.00%, Due 2/22/05                      1,008,803
 1,000,000   Callable 6/12/03, 3.00%, Due 12/12/05                     1,003,596

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             UNITED STATES GOVERNMENT &
             AGENCY ISSUES -- (CONTINUED)                   71.16%
-------------------------------------------------------------------------------
$1,000,000   Callable 6/20/03 3.125%, Due 12/20/05                   $ 1,004,301
   880,000   Callable 8/8/03 3.45%, Due 8/8/05                           887,321
 1,500,000   Callable 7/18/03, 3.625%, Due 1/18/05                     1,515,396
 2,000,000   Callable 6/27/03, 3.875%, Due 6/27/05                     2,016,680
             FHLMC Participation Certificates:
    90,991   Pool #G11169, 7.50%, Due 10/1/14                             97,338
    69,108   Pool #E00435, 7.50%, Due 4/1/11                              73,902
   275,199   Pool #E65440, 7.50%, Due 11/1/10                            292,662
   235,664   Pool #A01379, 8.50%, Due 10/1/10                            252,804
    82,842   FHLMC Variable Rate Participation
             Certificate,
             Pool #420196, 5.295%, Due 11/1/30                            84,580
             FNMA Guaranteed Mortgage Pass-Thru
             Certificates:
   800,278   Pool #313806, 7.50%, Due 2/1/14                             848,910
   769,374   Pool #512255, 7.50%, Due 9/1/14                             823,737
   910,141   Pool #609554, 7.50%, Due 10/1/16                            974,228
             FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
    50,000   Series 1993-209, Class H, 6.00%, Due
             3/25/08                                                      51,936
    20,000   Series 1993-154, Class H, 6.00%, Due
             8/25/08                                                      21,618
   312,000   Series 2001-51, Class QL, 6.00%, Due
             1/25/14                                                     325,388
   114,099   Series 1993-204, Class A, 6.00%, Due
             5/25/22                                                     116,414
    95,116   Series G93-27, Class C, 6.00%, Due 9/25/22                   97,007
   800,000   Series 1994-7, Class PG, 6.50%, Due 1/25/09                 853,499
   107,586   Series 1993-74, Class E, 6.50%, Due 9/25/22                 108,938
    68,632   Series 1993-137, Class PH, 6.55%,
             Due 12/25/21                                                 69,791
   109,970   Series 1994-63, Class PG, 6.75%, Due
             5/25/21                                                     110,320
   717,591   Series 1992-182, Class PZ, 7.00%, Due
             2/25/20                                                     727,264
    37,506   Series 1991-141, Class PZ, 8.00%,
             Due 10/25/21                                                 40,954
   731,003   Series G92-44, Class ZQ, 8.00%, Due 7/25/22                 808,004
    10,321   Series 1992-131, Class KB, 8.00%, Due
             8/25/22                                                     111,684
    23,783   Series G-14, Class L, 8.50%, Due 6/25/21                     26,398
    80,000   FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Variable Rate Pass-Thru
             Certificates, Series 1993-179, Class FO,
             4.00%, Due 10/25/23                                          82,434
             FNMA Notes:
 1,000,000   Callable and Rate Reset Effective 12/9/03,
             2.00%, Due 12/9/04                                        1,005,788
 1,000,000   Callable 6/27/03, 2.80%, Due 6/27/05                      1,004,232
   500,000   Callable 3/26/03, 3.63%, Due 3/26/04                        501,615
   385,000   GNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates,
             Series 1998-22, Class G, 6.50%, Due 7/20/25                 396,232

OPTIMUM Q'TM' FUNDS -- CAPITAL CONSERVATION FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
  ------                                                                -----
             UNITED STATES GOVERNMENT &
             AGENCY ISSUES -- (CONTINUED)                   71.16%
-------------------------------------------------------------------------------
$  500,000   United States Treasury Note, 2.25%,
             Due 7/31/04                                             $   505,743
 2,288,620   United States Treasury Inflation Index
             Note, 3.375%, Due 01/15/07                                2,480,294
                                                                     -----------
             TOTAL UNITED STATES GOVERNMENT & AGENCY
             ISSUES (COST $28,927,666)                                28,986,976
-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS                         13.02%
-------------------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT           0.23%
    94,000   WesternBank Puerto Rico 2.75%, Due 5/22/03                   94,118

  SHARES
  ------
             MONEY MARKET MUTUAL FUNDS         4.96%
 2,020,996   SEI Daily Income Trust Government
             Fund -- Class B                                           2,020,996
-------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT
  ------
             NON-AGENCY MORTGAGE & ASSET BACKED
             SECURITIES                         0.21%
$   84,614   Honda Auto Receivables Owner Trust Asset-
             Backed Notes, Series 2002-2, Class A1,
             1.95%, Due 6/13/03                                           84,692
-------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT AND AGENCY
             ISSUES                            7.62%
    50,000   Federal Home Loan Bank
             Callable 4/23/03, 2.38%, Due 1/23/04                         50,111
 3,000,000   United States Treasury Note, 3.25%,
             Due 12/31/03                                              3,054,963
                                                                     -----------
                                                                       3,105,074
-------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $5,299,024)                                         5,304,880
                                                                     -----------
             TOTAL INVESTMENTS                             102.15%
             (COST $41,538,553)                                       41,613,932
                                                                     -----------
             LIABILITIES, LESS OTHER ASSETS                 (2.15%)     (875,446)
                                                                     -----------
             NET ASSETS                                    100.00%   $40,738,486
                                                                     -----------
                                                                     -----------

OPTIMUM Q'TM' FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

                                                    BALANCED       CAPITAL
                                    ALL CAP CORE     GROWTH      CONSERVATION
                                        FUND          FUND           FUND
                                    ------------   -----------   ------------
ASSETS:
   Investments in securities at
     market value (identified cost
     $16,382,024, $33,436,741 and
     $41,538,553, respectively)     $15,955,093    $32,713,705   $41,613,932
   Receivable for investments sold      236,753      1,534,490            --
   Dividends and interest
     receivable                          17,267         56,933       240,878
   Other assets                          15,193         15,597        16,939
                                    -----------    -----------   -----------
       Total assets                  16,224,306     34,320,725    41,871,749
                                    -----------    -----------   -----------
LIABILITIES:
   Income distributions payable to
     current shareholders                    --             --        92,373
   Payable to Adviser                     6,260         25,818        11,461
   Payable for investments
     purchased                          261,621      2,064,471       980,819
   Accrued expenses and other
     liabilities                         49,851         47,510        48,610
                                    -----------    -----------   -----------
       Total liabilities                317,732      2,137,799     1,133,263
                                    -----------    -----------   -----------
NET ASSETS                          $15,906,574    $32,182,926   $40,738,486
                                    -----------    -----------   -----------
                                    -----------    -----------   -----------
NET ASSETS CONSIST OF:
   Shares of beneficial interest    $16,364,701    $32,937,918   $40,685,015
   Undistributed net investment
     income                                  --         20,534            --
   Accumulated net realized loss
     on investments                     (31,196)       (52,490)      (21,908)
   Net unrealized appreciation
     (depreciation) on investments     (426,931)      (723,036)       75,379
                                    -----------    -----------   -----------
       Net assets                   $15,906,574    $32,182,926   $40,738,486
                                    -----------    -----------   -----------
                                    -----------    -----------   -----------
   Shares outstanding of
     beneficial interest
     (unlimited shares, $0.01 par
     value)                           1,511,951      3,141,462     4,068,272
   Net asset value, redemption and
     offering price per share       $     10.52    $     10.24   $     10.01
                                    -----------    -----------   -----------
                                    -----------    -----------   -----------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD OCTOBER 1, 2002 THROUGH JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

                                                    BALANCED      CAPITAL
                                     ALL CAP CORE    GROWTH     CONSERVATION
                                         FUND         FUND          FUND
                                     ------------   ---------   ------------
INVESTMENT INCOME:
   Dividend income                    $  59,629     $ 231,631     $     --
   Interest income                        1,991        60,657      273,533
                                      ---------     ---------     --------
       Total investment income           61,620       292,288      273,533
                                      ---------     ---------     --------
EXPENSES:
   Investment advisory fees              26,988        54,357       36,394
   Shareholder servicing and
     accounting                          20,721        19,610       21,877
   Administration fees                   12,308        11,286       12,015
   Professional fees                      7,133         8,483        8,834
   Federal and state registration
     fees                                 7,461         7,161        7,173
   Custody fees                           6,646         7,230        3,479
   Trustees' fees and expenses            2,564         2,564        2,564
   Reports to shareholders                1,353         1,753        2,111
   Other                                  2,493         2,992        2,766
                                      ---------     ---------     --------
       Total expenses before
         reimbursements                  87,667       115,436       97,213
   Less: Reimbursements from
     Adviser                            (33,691)       (6,723)     (10,778)
                                      ---------     ---------     --------
   Net expenses                          53,976       108,713       86,435
                                      ---------     ---------     --------
NET INVESTMENT INCOME                     7,644       183,575      187,098
                                      ---------     ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized loss on investments     (21,533)      (49,828)     (21,908)
   Change in unrealized
     appreciation/depreciation on
     investments                       (426,931)     (723,036)      75,379
                                      ---------     ---------     --------
   Net realized and unrealized gain
     (loss) on investments             (448,464)     (772,864)      53,471
                                      ---------     ---------     --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $(440,820)    $(589,289)    $240,569
                                      ---------     ---------     --------
                                      ---------     ---------     --------

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------

                                                     ALL CAP CORE FUND
                                                     ------------------
                                                       FOR THE PERIOD
                                                     OCTOBER 1, 2002(1)
                                                          THROUGH
                                                      JANUARY 31, 2003
                                                        (UNAUDITED)
                                                        -----------
OPERATIONS:
    Net investment income                               $     7,644
    Net realized loss on investments                        (21,533)
    Change in unrealized appreciation/depreciation
      on investments                                       (426,931)
                                                        -----------
        Net decrease in net assets resulting from
          operations                                       (440,820)
                                                        -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 4)
    Net increase in net assets resulting from
      capital share transactions                         16,334,015
                                                        -----------
DISTRIBUTIONS:
    Distributions from net investment income                (10,291)
    Distributions from net capital gains                     (9,663)
                                                        -----------
                                                            (19,954)
                                                        -----------
        Total increase in net assets                     15,873,241
NET ASSETS:
    Beginning of period                                      33,333
                                                        -----------
    End of period                                       $15,906,574
                                                        -----------
                                                        -----------

---------

(1) Commencement of operations

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-------------------------------------------------------------------

                                                   BALANCED GROWTH FUND
                                                   --------------------
                                                      FOR THE PERIOD
                                                    OCTOBER 1, 2002(1)
                                                         THROUGH
                                                     JANUARY 31, 2003
                                                       (UNAUDITED)
                                                       -----------
OPERATIONS:
    Net investment income                              $   183,575
    Net realized loss on investments                       (49,828)
    Change in unrealized
      appreciation/depreciation on investments            (723,036)
                                                       -----------
        Net decrease in net assets resulting from
          operations                                      (589,289)
                                                       -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 4)
    Net increase in net assets resulting from
      capital share transactions                        32,904,585
                                                       -----------
DISTRIBUTIONS:
    Distributions from net investment income              (163,041)
    Distributions from net capital gains                    (2,662)
                                                       -----------
                                                          (165,703)
                                                       -----------
        Total increase in net assets                    32,149,593
NET ASSETS:
    Beginning of period                                     33,333
                                                       -----------
    End of period (includes undistributed net
      investment income of $20,534)                    $32,182,926
                                                       -----------
                                                       -----------

---------

(1) Commencement of operations

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-------------------------------------------------------------------

                                                CAPITAL CONSERVATION FUND
                                                -------------------------
                                                     FOR THE PERIOD
                                                   OCTOBER 1, 2002(1)
                                                         THROUGH
                                                    JANUARY 31, 2003
                                                       (UNAUDITED)
                                                       -----------
OPERATIONS:
    Net investment income                              $   187,098
    Net realized loss on investments                       (21,908)
    Change in unrealized
      appreciation/depreciation on investments              75,379
                                                       -----------
        Net increase in net assets resulting
          from operations                                  240,569
                                                       -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 4)
    Net increase in net assets resulting from
      capital share transactions                        40,651,681
                                                       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME                                       (187,098)
                                                       -----------
        Total increase in net assets                    40,705,152
NET ASSETS:
    Beginning of period                                     33,334
                                                       -----------
    End of period                                      $40,738,486
                                                       -----------
                                                       -----------

---------

(1) Commencement of operations

                       See notes to financial statements.

OPTIMUM Q'TM' FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED)
-------------------------------------------------------------------

                                       ALL CAP            BALANCED             CAPITAL
                                      CORE FUND         GROWTH FUND       CONSERVATION FUND
                                      ---------         -----------       -----------------

                                               FOR THE PERIOD OCTOBER 1, 2002(1)
                                      THROUGH            THROUGH             THROUGH
                                   JANUARY 31, 2003   JANUARY 31, 2003   JANUARY 31, 2003
                                   ----------------   ----------------   ----------------
PER SHARE DATA:
Net asset value, beginning of
 period                              $     10.00        $     10.00          $     10.00
                                     -----------        -----------          -----------
INCOME FROM INVESTMENT
 OPERATIONS:
   Net investment income                    0.01               0.06                 0.05
   Net realized and unrealized
    gain on investments                     0.53               0.23                 0.01
                                     -----------        -----------          -----------
   Total from investment
    operations                              0.54               0.29                 0.06
                                     -----------        -----------          -----------
LESS DISTRIBUTIONS:
   Dividends from net investment
    income                                 (0.01)             (0.05)               (0.05)
   Distributions from net capital
    gains                                  (0.01)             (0.00)                  --
                                     -----------        -----------          -----------
   Total dividends and
    distributions                          (0.02)             (0.05)               (0.05)
                                     -----------        -----------          -----------
Net asset value, end of period       $     10.52        $     10.24          $     10.01
                                     -----------        -----------          -----------
                                     -----------        -----------          -----------
Total return(2)                            5.34%              2.92%                0.64%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period         $15,906,574        $32,182,926          $40,738,486
   Ratio of expenses to average
    net assets before
    reimbursement by Adviser(3)            2.44%              1.59%                1.07%
   Ratio of expenses to average
    net assets after
    reimbursement by Adviser(3)            1.50%              1.50%                0.95%
   Ratio of net investment income
    (loss) to average net assets
    before reimbursement by
    Adviser(3)                            (0.73%)             2.44%                1.94%
   Ratio of net investment income
    to average net assets after
    reimbursement by Adviser(3)            0.21%              2.53%                2.06%
   Portfolio turnover rate               143.52%            119.62%                8.54%

---------

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

                     See notes to the financial statements.

OPTIMUM Q'TM' FUNDS
NOTES TO THE FINANCIAL STATEMENTS
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

The Optimum Q'TM' Funds (the 'Trust') was organized as a Delaware Business Trust on June 26, 2002 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open end investment management company issuing its shares in a series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the All Cap Core Fund, the Balanced Growth Fund and the Capital Conservation Fund (collectively referred to as the 'Funds'). Pursuant to the 1940 Act, the Funds are each 'diversified' series of the Trust. The Funds issued and sold 10,000 shares of their capital stock at $10 per share on August 16, 2002. The Funds commenced operations on October 1, 2002.

The primary investment objective of the All Cap Core Fund is long-term growth of capital. The primary investment objective of the Balanced Growth Fund is long-term growth through capital appreciation and current income. The primary investment objective of the Capital Conservation Fund is to preserve the value of the Fund's assets and produce income.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last price in the principal market in which these securities are normally traded, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

OPTIMUM Q'TM' FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

   (c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders -- The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually for the All Cap Core Fund and the Balanced Growth Fund. The Capital Conservation Fund pays dividends daily and distributes dividends on a quarterly basis. Distributions of net realized capital gains, if any, will be declared and distributed at least annually for the All Cap Core Fund, Balanced Growth Fund, and the Capital Conservation Fund. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

   (e) Federal Income Taxes -- The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds' taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

At January 31, 2003, there were unlimited shares authorized with a par value of $0.01.

Transactions in shares of the Funds were as follows:

OPTIMUM Q'TM' FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

ALL CAP CORE FUND

                                    FOR THE PERIOD OCTOBER 1, 2002(1)
                                         THROUGH JANUARY 31, 2003
                                   ------------------------------------
                                       SHARES               AMOUNT
                                       ------               ------
Sales                                 1,530,993           $16,574,466
Reinvestments                             1,888                19,940
Redemptions                             (24,263)             (260,391)
                                     ----------           -----------
Net Increase                          1,508,618           $16,334,015
                                     ----------           -----------
                                                          -----------
SHARES OUTSTANDING
    Beginning of Period                   3,333
                                     ----------
    End of Period                     1,511,951
                                     ----------
                                     ----------

BALANCED GROWTH FUND

                                    FOR THE PERIOD OCTOBER 1, 2002(1)
                                         THROUGH JANUARY 31, 2003
                                   ------------------------------------
                                       SHARES               AMOUNT
                                       ------               ------
Sales                                 3,169,699           $33,239,364
Reinvestments                            15,990               165,650
Redemptions                             (47,560)             (500,429)
                                     ----------           -----------
Net Increase                          3,138,129           $32,904,585
                                     ----------           -----------
                                                          -----------
SHARES OUTSTANDING
    Beginning of Period                   3,333
                                     ----------
    End of Period                     3,141,462
                                     ----------
                                     ----------

CAPITAL CONSERVATION FUND

                                    FOR THE PERIOD OCTOBER 1, 2002(1)
                                         THROUGH JANUARY 31, 2003
                                   ------------------------------------
                                       SHARES               AMOUNT
                                       ------               ------
Sales                                 4,171,989           $41,722,983
Reinvestments                             9,407                94,356
Redemptions                            (116,458)           (1,165,658)
                                     ----------           -----------
Net Increase                          4,064,938           $40,651,681
                                     ----------           -----------
                                                          -----------
SHARES OUTSTANDING
    Beginning of Period                   3,334
                                     ----------
    End of Period                     4,068,272
                                     ----------
                                     ----------

---------

(1) Commencement of operations.

OPTIMUM Q'TM' FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments for the period from October 1, 2002 through January 31, 2003 were as follows:

                                 PURCHASES                         SALES
                       -----------------------------   -----------------------------
                       U.S. GOVERNMENT      OTHER      U.S. GOVERNMENT      OTHER
                       ---------------      -----      ---------------      -----
All Cap Core Fund        $   935,051     $28,652,209     $       --      $13,475,661
Balanced Growth Fund       6,703,547      45,042,612         56,282       19,761,326
Capital Conservation
  Fund                    34,944,441       6,838,670      1,516,172               --

The following information for the Funds is as of January 31, 2003:

                                         TAX BASIS
                          COST FOR          NET          TAX BASIS      TAX BASIS
                           FEDERAL       UNREALIZED        GROSS          GROSS
                         INCOME TAX    APPRECIATION/     UNREALIZED     UNREALIZED
                          PURPOSES     (DEPRECIATION)   APPRECIATION   DEPRECIATION
                          --------     --------------   ------------   ------------
All Cap Core Fund        $16,387,141     $(432,048)       $216,804     $  (648,852)
Balanced Growth Fund     $33,444,044     $(730,339)       $278,756     $(1,009,095)
Capital Conservation
  Fund                   $41,538,553     $  75,379        $116,226     $   (40,847)

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the 'Agreement') with MDT Advisers, a division of Harris Bretall Sullivan & Smith, LLC (the 'Adviser'), with whom certain officers and Trustees of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the average daily net assets of the All Cap Core Fund and Balanced Growth Fund and 0.40% of the average daily assets of the Capital Conservation Fund.

The Adviser has agreed to defer receipt of all or part of its advisory fee and/or absorb the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the operating expenses of the All Cap Core Fund and Balanced Growth Fund do not exceed 1.50% of their respective average daily net assets and that the operating expenses of the Capital Conservation Fund do not exceed 0.95% of its average daily net assets through November 30, 2003.

OPTIMUM Q'TM' FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------

To the extent that the Adviser has deferred or absorbed expenses, it may seek payment of such deferred fees or reimbursement of such absorbed expenses for three years after the year in which fees were deferred or expenses were absorbed. The Funds will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed 1.50% for the All Cap Core and Balanced Growth Funds or exceed 0.95% for the Capital Conservation Fund.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 6 -- ADDITION OF A SECOND CLASS TO THE ALL CAP CORE FUND

On December 9, 2002, the Board of Trustees approved a plan to issue a second class of shares of the All Cap Core Fund (the 'Adviser Class'). The Adviser Class commenced operations on February 12, 2003, at which time the expense cap on the existing class of the All Cap Core Fund, designated the Memorial Class, was reduced to 1.25% of the class' average daily net assets. Also effective February 12, 2003, the Capital Conservation Fund changed its dividend policy to reinvest dividends on a monthly basis.

[OPTIMUM Q FUNDS LOGO]

INVESTMENT ADVISER       INDEPENDENT ACCOUNTANTS          LEGAL COUNSEL
MDT Advisers,            Ernst & Young LLP                Paul, Hastings, Janofsky &
a division of Harris     111 East Kilbourn Avenue           Walker, LLP
Bretall Sullivan &       Milwaukee, WI 53202              55 Second Street, 24th Floor
  Smith, LLC                                              San Francisco, CA 94105
125 CambridgePark Drive
Cambridge, MA 02140

CUSTODIAN                ADMINISTRATOR, TRANSFER AGENT    DISTRIBUTOR
U.S. Bank, N.A.          AND FUND ACCOUNTANT              Quasar Distributors, LLC
425 Walnut Street        U.S. Bancorp Fund Services, LLC  615 E. Michigan Street
Cincinnati, OH 45202     615 E. Michigan Street           Milwaukee, WI 53202
                         Milwaukee, WI 53202

This report has been prepared for the information of shareholders of the Optimum Q'TM' Funds and is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

The prospectus should be read carefully before investing and can be obtained by calling 1-86-OPTIMUM-Q (1-866-784-6867) or at www.optimumqfunds.com.



                          STATEMENT OF DIFFERENCES
                          ------------------------

 The trademark symbol shall be expressed as............................. 'TM'